Other Balance Sheet Components (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts receivable, net:
Accounts receivable	$ 209,688	$ 146,305
Allowance for doubtful accounts:
Balance at the beginning of year	(11,054)	(11,492)
Additional provision charged to expenses	(10,385)	(3,869)	(2,530)
Write-off	5,132	4,307
Balance at the end of year	(16,307)	(11,054)	(11,492)
Accounts receivable, net	193,381	135,251
Prepaid expenses and other current assets:
Content fees	7,914	7,511
Rental and other deposits	8,768	7,261
Prepayments for long-term investments	18,842	6,444
Current deferred tax assets	3,480	4,161
Others	18,178	11,121
Prepaid expenses and other current assets	57,182	36,498
Property and equipment, net:
Property and equipment, gross	226,849	196,109
Less: Accumulated depreciation	(145,929)	(119,469)
Property and equipment, net	80,920	76,640	74,511
Other assets:
Prepayment for land use right and office building	89,163	21,188
Issuance cost of convertible debt	16,074
Investment deposits	6,027	14,464
Non-current deferred tax assets	1,074	1,660
Others	1,007	892
Other assets	113,345	38,204
Accrued liabilities:
Sales rebates	48,047	40,031
Content fees	21,296	24,270
Accrued compensation and benefits	27,978	17,998
Marketing expenses	29,656	15,918
Amounts owed on non-controlling interests in subsidiary	12,073
Advertisement production costs	10,352	8,577
Others	71,435	61,883
Total Accrued liabilities	220,837	168,677
Computers and equipment
Property and equipment, net:
Property and equipment, gross	200,506	174,132
Leasehold improvements
Property and equipment, net:
Property and equipment, gross	13,620	11,613
Furniture and fixtures
Property and equipment, net:
Property and equipment, gross	10,909	9,014
Other
Property and equipment, net:
Property and equipment, gross	$ 1,814	$ 1,350